Debt - Schedule of Senior Notes Issued During Quarter of 2023 With Maturity Date (Detail)	3 Months Ended
Mar. 31, 2023
4.950 % Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Issuance Date	Mar. 10, 2023
Maturity Date	Jan. 31, 2031
4.375 % Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Issuance Date	Mar. 17, 2023
Maturity Date	Mar. 17, 2032
5.980 % Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Issuance Date	Mar. 21, 2023
Maturity Date	Mar. 21, 2026
5.500 % Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Issuance Date	Mar. 21, 2023
Maturity Date	Mar. 21, 2033